Debt due within one year - Summary of Total Bank Credit Facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN	$ 525,000,000		$ 1,106,000,000	$ 1,307,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	4,000,000,000
DRAWN	0
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	3,156,000,000	$ 2,314
NET AVAILABLE	844,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	134,000,000
DRAWN	0
LETTERS OF CREDIT	107,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	27,000,000
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	4,134,000,000
DRAWN	0
LETTERS OF CREDIT	107,000,000
COMMERCIAL PAPER OUTSTANDING	3,156,000,000
NET AVAILABLE	871,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	3,014,000,000
DRAWN	0
LETTERS OF CREDIT	1,964,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	1,050,000,000
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	7,148,000,000
DRAWN	0
LETTERS OF CREDIT	2,071,000,000
COMMERCIAL PAPER OUTSTANDING	3,156,000,000
NET AVAILABLE	1,921,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,500,000,000.0
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	1,000,000,000
Revolving facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	$ 500,000,000
Term loan
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Term1	1 year